FRANKLIN TEMPLETON GROUP
                         777 Mariners Island Boulevard
                           San Mateo,California 94404

July 1, 1998


Filed Via EDGAR (CIK #0000876441)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:    Franklin Templeton International Trust
            File Nos. 33-41340 & 811-6336

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 22, 1998.


Sincerely,

Franklin Templeton International Trust


/s/ Larry L. Greene
    Senior Corporate Counsel

LLG:le

cc:   Mark Plafker, Esq.